Document and Entity Information	0 Months Ended
Nov. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2013
Registrant Name	SENTINEL GROUP FUNDS INC
Central Index Key	0000225843
Amendment Flag	false
Document Creation Date	Jun. 26, 2014
Document Effective Date	Jul. 01, 2014
Prospectus Date	Jul. 01, 2014
Sentinel Multi-Asset Income Fund | Class A
Risk/Return:
Trading Symbol	SECMX
Sentinel Multi-Asset Income Fund | Class C
Risk/Return:
Trading Symbol	SMKCX
Sentinel Multi-Asset Income Fund | Class I
Risk/Return:
Trading Symbol	SCSIX